Results per share (Tables)	12 Months Ended
Dec. 31, 2022
Results Per Share
Schedule of earnings (loss) per share
Schedule of earnings (loss) per share
	2022			2021			2020
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Numerator
Net loss for the year attributed to controlling shareholders	(311,590)	(1,249,883)	(1,561,473)	(1,560,971)	(5,660,567)	(7,221,538)	(1,377,078)	(4,611,050)	(5,988,128)
Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	327,062		2,863,683	295,486		2,863,683	273,967

Basic loss per share	(0.109)	(3.822)		(0.545)	(19.157)		(0.481)	(16.831)
Diluted loss per share	(0.109)	(3.822)		(0.545)	(19.157)		(0.481)	(16.831)